Schedule of deferred tax (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 12,164,065	$ 15,493,651	$ 10,094,281
Deferred tax assets, gross	2,067,891	2,633,921	1,716,028
Valuation allowance	(2,067,891)	(2,633,921)	(1,716,028)
Deferred tax assets, net of valuation allowance